Note 45 - Depreciation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation And Amortisation Expense Line Items
Total depreciation expense	€ (1,387)	€ (1,426)	€ (1,272)
Tangible assets [Member]
Depreciation And Amortisation Expense Line Items
Tangible assets depreciation	694	690	641
For Own Use Depreciable Assets [Member]
Depreciation And Amortisation Expense Line Items
Tangible assets depreciation	680	667	615
Investment Property [Member]
Depreciation And Amortisation Expense Line Items
Tangible assets depreciation	13	23	25
Assets Leased Out Under An Operating Lease [Member]
Depreciation And Amortisation Expense Line Items
Tangible assets depreciation	0	0	0
Other Intangible Assets [Member]
Depreciation And Amortisation Expense Line Items
Tangible assets depreciation	€ 694	€ 735	€ 631